1(415) 856-7007

davidhearth@paulhastings.com

February 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:GE Institutional Funds (File Nos. 333-29337 and 811-08257)

Definitive Proxy Statement for GE Institutional Funds

Ladies and Gentlemen:

On behalf of our client, GE Institutional Funds (the “Registrant”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the definitive proxy statement and forms of proxy card in connection with the Special Meeting of Shareholders of various series of the Registrant expected to be held on April 1, 2011.

The preliminary proxy materials were filed on February 11, 2011. These proxy materials have been revised to address comments from Ms. Linda Stirling of the staff of the Securities and Exchange Commission as well as to complete and update certain information. A separate comment response letter will be filed as Edgar correspondence.

It is anticipated that the proxy materials will be sent to shareholders on or about March 4, 2011.

Please contact the undersigned at the number above with any comments or questions.

Sincerely,
/s/ David A. Hearth
David A. Hearth
of Paul, Hastings, Janofsky & Walker LLP